SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting
The accompanying financial statements are prepared on the accrual method of accounting.
Investments held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts. Contract value is the relevant measure for the portion of the net assets available for benefits attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of net assets and changes in net assets available for benefits. Actual results could differ from those estimates.
Notes to Financial Statements
December 31, 2025 and 2024

Valuation of Investments and Income Recognition
Quoted market prices, if available, are used to value investments. Mutual funds and unit investment trusts are valued at the net asset value of shares held by the Plan at year end. Investments in preferred stock and common stock, including the Corporation's common stock, are valued at the quoted market price on the last business day of the plan year. Evaluated Pricing is used for US treasury bills and corporate debt instruments. These investments do not have regular market pricing; therefore, the fair value is determined based on other data values or comparable market prices.
Self-directed brokerage accounts consist of participant-directed investments, which may include equity securities (including common and preferred stock), exchange-traded funds, warrants, and money market instruments. These investments are valued based on quoted market prices or observable inputs,depending on the underlying investments. Fixed-income securities held within these accounts are valued using evaluated pricing methodologies.
The Lincoln Stable Value Account, which is a fully benefit-responsive investment contract, is valued at contract value. Contract value represents contributions made under the contract, plus interest at the contract rate, less participant withdrawals and administration expenses.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Plan Tax Status
The Plan had obtained its latest determination letter on May 28, 2014, in which the Internal Revenue Service stated that the Plan and related trust, as then designed, were in compliance with the applicable requirements of the Internal Revenue Code ("IRC") and therefore not subject to tax. Although the Plan had been amended since receiving the determination letter, the Plan Administrator and the Plan’s tax counsel believe that the Plan was designed, and is being operated, in compliance with the applicable requirements of the IRC and, therefore, believe that the Plan is qualified, and the related trust is tax exempt.
The Plan operates under a volume submitter adoption agreement in conjunction with a prototype retirement plan trust/custodial document sponsored by Lincoln Retirement Services Company, LLC.
Payment of Benefits
Benefit payments to participants are recorded upon distribution.
Administrative Expenses
Administrative expenses may be paid by the Corporation or the Plan, at the Corporation's discretion.
Notes to Financial Statements
December 31, 2025 and 2024